CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 1,112		$ 919
Ordinary shares, par value per share		1.0		1.0
Ordinary shares, shares authorized	39,748,000	39,748,000	19,748,000	19,748,000
Ordinary shares, shares issued	15,819,822	15,819,822	10,396,548	10,396,548
Ordinary shares, shares outstanding	15,819,822	15,819,822	10,396,548	10,396,548